SHORT-TERM INVESTMENTS (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SHORT-TERM INVESTMENTS
Aggregate cost basis		¥ 120,000,000	¥ 85,000,000
Gross unrealized holding gain		241,425	187,718
Aggregate fair value	$ 17,488,390	120,241,425	85,187,718
Gross unrealized holding losses		¥ 0	¥ 0